Certain Balance Sheet Accounts	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Certain Balance Sheet Accounts	Certain Balance Sheet Accounts
Property and Equipment, net
Property and equipment consisted of the following as of:

	December 31, 2021	December 31, 2020
Tooling and manufacturing equipment	$2,333	$1,731
Furniture and fixtures	579	569
Computer equipment	625	214
Software	213	213
Leasehold improvements	26	9
Total property and equipment	3,776	2,736
Less accumulated depreciation and amortization	(1,906)	(1,018)
Property and equipment, net	$1,870	$1,718
Depreciation and amortization expense on property and equipment was $987 and $765 for the years ended December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, the Company allocated $610 and $462, respectively, of depreciation and amortization expense related to tooling and manufacturing equipment and software to cost of revenues.
Accrued and Other Expenses
Accrued and other expenses included accrued sales returns of $21,179 and $2,844 as of December 31, 2021 and December 31, 2020, respectively. As described in Note 1, $20,145 of the accrued sales returns was attributable to returns resulting from the Warning Letter.
Changes in accrued warranty were as follows:

	For the Year Ended December 31,
	2021	2020
Accrued warranty, beginning of period	$924	$378
Provision for warranties issued during the period	584	1,840
Settlements of warranty claims during the period	(847)	(1,294)
Accrued warranty, end of period	$661	$924